Long-Term Equity Investments - Schedule of Summarized Financial Information (Details) - Hangzhou Tangchuang [Member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Summarized Financial Information [Line Items]
Current assets	$ 23,586	$ 10,376
Current liabilities	9,422	17
Net Assets(100%)	$ 14,164	$ 10,393
Proportion of shareholding	30.00%	40.00%
Company share of net assets	$ 4,249	$ 4,157